BALANCES AND TRANSACTIONS WITH RELATED COMPANIES (Details) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2024 ARS ($)		Dec. 31, 2023 ARS ($)		Dec. 31, 2022 ARS ($)	Dec. 31, 2024 USD ($)
Technical, financial and operational assistance agreement [abstract]
Compensation for key management member		$ 3,541,956		$ 3,430,226		$ 2,895,727
Balances and transactions with related parties [Abstract]
Accounts receivable		15,577,933		14,555,559
Accounts payable		33,030,793		46,074,564
Financial assets at fair value through profit or loss		464,955,449		473,717,157
Costs [Abstract]
Gas purchase and others		34,550,518		35,979,882		39,509,571
Compensation for technical assistance		26,405,660		13,236,442		20,799,669
Revenue for administrative services		145		477		1,098
Financial Results [Abstract]
Interest expense		1,365,343		1,998,012		2,594,867
Interest gain / Gain / (loss) on fair value		784,372		14,830,319		653,774
Selling expenses	[1]	540,845		308,040		210,621
Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		19,193,654		9,061,787		12,002,820
Liquids Production and Commercialization [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		16,099,079		18,740,254		24,299,050
Midstream [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		50,261,530		38,952,430		27,428,146
Comercializadora e Inversora S.A. [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		0		83,399
Accounts payable		0		121,255
Costs [Abstract]
Gas purchase and others		0	[2]	0		0
Compensation for technical assistance		0	[2]	0		0
Revenue for administrative services		0	[2]	0		0
Financial Results [Abstract]
Interest expense		0	[2]	0		0
Interest gain / Gain / (loss) on fair value		0	[2]	0		0
Selling expenses	[1]	0	[2]	0		0
Comercializadora e Inversora S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		2,107,038	[2]	1,525,447		2,024,688
Comercializadora e Inversora S.A. [Member] | Liquids Production and Commercialization [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0	[2]	0		0
Comercializadora e Inversora S.A. [Member] | Midstream [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0	[2]	0		0
CT Barragan S.A. [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		30,807		33,880
Accounts payable		0		0
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expense		0		0		0
Interest gain / Gain / (loss) on fair value		784,372		14,830,319		653,774
Selling expenses	[1]	0		0		0
CT Barragan S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
CT Barragan S.A. [Member] | Liquids Production and Commercialization [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
CT Barragan S.A. [Member] | Midstream [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		128,844		130,421		118,396
CT Barragan S.A. [Member] | Private Debt Bonds with Related Parties [Member]
Balances and transactions with related parties [Abstract]
Financial assets at fair value through profit or loss		20,471,497		21,739,106
SACDE [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable	[3]	2,257,463		24,051
Accounts payable	[3]	11,159,046		8,799,269
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expense		0		0		0
Interest gain / Gain / (loss) on fair value		0		0		0
Selling expenses	[1]	0		0		0
Other receivables		131,330,449
SACDE [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
SACDE [Member] | Liquids Production and Commercialization [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
SACDE [Member] | Midstream [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		217,663		116,001		48,847
SACDE [Member] | Other Credits [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		2,120,362
Transener S.A. [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		48,625		133
Accounts payable		0		0
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expense		0		0		0
Interest gain / Gain / (loss) on fair value		0		0		0
Selling expenses	[1]	0		0		0
Transener S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Transener S.A. [Member] | Liquids Production and Commercialization [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Transener S.A. [Member] | Midstream [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		376		1,291		2,829
Fundacion TGS [Member]
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expense		0		0		0
Interest gain / Gain / (loss) on fair value		0		0		0
Selling expenses	[1]	540,845		308,040		210,621
Fundacion TGS [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Fundacion TGS [Member] | Liquids Production and Commercialization [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Fundacion TGS [Member] | Midstream [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Link [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		29,595		38,019
Accounts payable		0		0
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expense		0		0		0
Interest gain / Gain / (loss) on fair value		0		0		0
Selling expenses	[1]	0		0		0
Link [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Link [Member] | Liquids Production and Commercialization [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Link [Member] | Midstream [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		302,193		307,484		317,027
TGU [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		0		0
Accounts payable		0		280,225
Pampa Energia [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable	[4]	13,211,443		14,376,077
Accounts payable		21,871,747	[4]	36,873,815	[4]		$ 0.5
Costs [Abstract]
Gas purchase and others		34,550,518		35,979,882		39,509,571
Compensation for technical assistance		26,405,660		13,236,442		20,799,669
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expense		1,365,343		1,998,012		2,594,867
Interest gain / Gain / (loss) on fair value		0		0		0
Selling expenses	[1]	$ 0		0		0
Pampa Energia [Member] | From 12/28/2019 to 12/27/2020 [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		6.50%
Pampa Energia [Member] | From 12/28/2020 to 12/27/2021 [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		6.00%
Pampa Energia [Member] | From 12/28/2021 to 12/27/2022 [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		5.50%
Pampa Energia [Member] | From 12/28/2022 to 12/27/2023 [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		5.00%
Pampa Energia [Member] | From 12/28/2023 to 12/27/2024 and onwards [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		4.50%
Pampa Energia [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		$ 17,086,616		7,536,340		9,978,132
Pampa Energia [Member] | Liquids Production and Commercialization [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		16,099,079		18,740,254		24,299,050
Pampa Energia [Member] | Midstream [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		49,612,454		38,397,233		26,941,047
Pampa Energia [Member] | Private Debt Bonds with Related Parties [Member]
Balances and transactions with related parties [Abstract]
Financial assets at fair value through profit or loss		20,471,497		21,739,106
Pampa Energia [Member] | Financial Leasing [Member]
Balances and transactions with related parties [Abstract]
Accounts payable		11,540,062		32,114,859
CIESA [Member]
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		145		477		1,098
Financial Results [Abstract]
Interest expense		0		0		0
Interest gain / Gain / (loss) on fair value		0		0		0
Selling expenses	[1]	0		0		0
CIESA [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
CIESA [Member] | Liquids Production and Commercialization [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
CIESA [Member] | Midstream [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		$ 0		$ 0		$ 0

[1]	Corresponds to donations expenses.
[2]	On October 3, 2024, it was merged with Pampa Energía.
[3]	Accounts receivable as of December 31, 2024 includes Ps. 2,120,362 recorded in “Other Credits”.
[4]	Accounts payable includes Ps. 11,540,062 and Ps. 32,114,859 corresponding to the financial leasing recorded as “Loans” as of December 31, 2024 and 2023, respectively.